Vista Outdoor Inc. - 10-K Other Current Liabilities (Components of Current and Long-term Accrued Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities, Current [Abstract]
Warranty liability		$ 8,083	$ 5,441
Accrual for in-transit inventory		5,570	9,810
Operating lease liabilities			16,351
Contingent consideration		750
Other		100,276	106,189
Total other current liabilities		129,352	146,377
Vista Outdoor Inc.
Other Liabilities, Current [Abstract]
Warranty liability	$ 7,993	8,083
Operating lease liabilities	15,295	14,673	16,351
Contingent consideration	2,806	3,556	8,586
Other	101,536	100,276
Total other current liabilities	$ 147,597	$ 129,352	$ 146,377